Debt and Lease Arrangements - Schedule of Gearing (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gearing [Abstract]
Gearing ratio	24.80%	28.00%
Net debt	$ 65,353	$ 73,346
Total equity	197,812	188,511	$ 164,121	$ 172,786
Total capital	$ 263,165	$ 261,857